SUBSIDIARIES (Details)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Grindrod Shipping Pte Ltd [Member]
Name of subsidiary		Grindrod Shipping Pte. Ltd.
Principal activity		Ship operating and management
Country of incorporation		Singapore
Proportion of ownership interest and voting power held by the Group		100.00%	100.00%
Grindrod Shipping South Africa [Member]
Name of subsidiary		Grindrod Shipping (South Africa) Pty Ltd
Principal activity		Ship operating and management
Country of incorporation		South Africa
Proportion of ownership interest and voting power held by the Group		100.00%	100.00%
IVS Bulk Owning Pte. Ltd. [member]
Name of subsidiary		IVS Bulk Owning Pte. Ltd.
Principal activity		Dormant
Country of incorporation		Singapore
Proportion of ownership interest and voting power held by the Group		100.00%	100.00%
IVS Bulk Carriers Pte. Ltd. [member]
Name of subsidiary		IVS Bulk Carriers Pte. Ltd.
Principal activity		Ship Owning and Operating
Country of incorporation		Singapore
Proportion of ownership interest and voting power held by the Group		100.00%	100.00%
IVS Bulk 430 Pte. Ltd.[member]
Name of subsidiary		IVS Bulk 430 Pte. Ltd.
Principal activity		Dormant
Country of incorporation		Singapore
Proportion of ownership interest and voting power held by the Group		100.00%	100.00%
IVS Bulk 462 Pte. Ltd. [member]
Name of subsidiary		IVS Bulk 462 Pte. Ltd.
Principal activity		Ship Owning and Operating
Country of incorporation		Singapore
Proportion of ownership interest and voting power held by the Group		100.00%	100.00%
IVS Bulk 475 Pte. Ltd. [member]
Name of subsidiary		IVS Bulk 475 Pte. Ltd.
Principal activity		Ship Owning and Operating
Country of incorporation		Singapore
Proportion of ownership interest and voting power held by the Group		100.00%	100.00%
IVS Bulk 511 Pte. Ltd.[member]
Name of subsidiary		IVS Bulk 511 Pte. Ltd.
Principal activity		Ship Owning and Operating
Country of incorporation		Singapore
Proportion of ownership interest and voting power held by the Group		100.00%	100.00%
IVS Bulk 512 Pte. Ltd.[member]
Name of subsidiary		IVS Bulk 512 Pte. Ltd.
Principal activity		Ship Owning and Operating
Country of incorporation		Singapore
Proportion of ownership interest and voting power held by the Group		100.00%	100.00%
IVS Bulk 603 Pte. Ltd.[member]
Name of subsidiary		IVS Bulk 603 Pte. Ltd.
Principal activity		Ship Owning and Operating
Country of incorporation		Singapore
Proportion of ownership interest and voting power held by the Group		100.00%	100.00%
IVS Bulk 609 Pte. Ltd. [member]
Name of subsidiary		IVS Bulk 609 Pte. Ltd.
Principal activity		Ship Owning and Operating
Country of incorporation		Singapore
Proportion of ownership interest and voting power held by the Group		100.00%	100.00%
IVS Bulk 611 Pte. Ltd. [member]
Name of subsidiary		IVS Bulk 611 Pte. Ltd.
Principal activity		Ship Owning and Operating
Country of incorporation		Singapore
Proportion of ownership interest and voting power held by the Group		100.00%	100.00%
IVS Bulk 612 Pte. Ltd.[member]
Name of subsidiary		IVS Bulk 612 Pte. Ltd.
Principal activity		Ship Owning and Operating
Country of incorporation		Singapore
Proportion of ownership interest and voting power held by the Group		100.00%	100.00%
IVS Bulk 707 Pte. Ltd.[Member]
Name of subsidiary		IVS Bulk 707 Pte. Ltd.
Principal activity		Ship Owning and Operating
Country of incorporation		Singapore
Proportion of ownership interest and voting power held by the Group		100.00%	0.00%
IVS Bulk 3708 Pte Ltd [Member]
Name of subsidiary	[1]	IVS Bulk 3708 Pte. Ltd.
Principal activity	[1]	Ship Owning and Operating
Country of incorporation	[1]	Singapore
Proportion of ownership interest and voting power held by the Group	[1]	100.00%	0.00%
IVS Bulk 3720 Pte Ltd [Member]
Name of subsidiary	[1]	IVS Bulk 3720 Pte. Ltd.
Principal activity	[1]	Ship Owning and Operating
Country of incorporation	[1]	Singapore
Proportion of ownership interest and voting power held by the Group	[1]	100.00%	0.00%
IM Shipping Pte. Ltd. [member]
Name of subsidiary	[2]	IM Shipping Pte. Ltd.
Principal activity	[2]	Ship Owning and Operating
Country of incorporation	[2]	Singapore
Proportion of ownership interest and voting power held by the Group	[2]	100.00%	51.00%
Grindrod Shipping Services UK Limited [Member]
Name of subsidiary		Grindrod Shipping Services UK Limited
Principal activity		To provide shipping and shipping related services
Country of incorporation		United Kingdom
Proportion of ownership interest and voting power held by the Group		100.00%	100.00%
Unicorn Atlantic Pte. Ltd. [member]
Name of subsidiary		Unicorn Atlantic Pte. Ltd.
Principal activity		Ship Owning and Operating
Country of incorporation		Singapore
Proportion of ownership interest and voting power held by the Group		100.00%	100.00%
Unicorn Baltic Pte. Ltd.[member]
Name of subsidiary		Unicorn Baltic Pte. Ltd.
Principal activity		Ship Owning and Operating
Country of incorporation		Singapore
Proportion of ownership interest and voting power held by the Group		100.00%	100.00%
Unicorn Ionia Pte. Ltd. [member]
Name of subsidiary		Unicorn Ionia Pte. Ltd.
Principal activity		Ship Owning and Operating
Country of incorporation		Singapore
Proportion of ownership interest and voting power held by the Group		100.00%	100.00%
Unicorn Tanker Operations (434) Pte. Ltd. [member]
Name of subsidiary		Unicorn Tanker Operations (434) Pte. Ltd.
Principal activity		Dormant
Country of incorporation		Singapore
Proportion of ownership interest and voting power held by the Group		100.00%	100.00%
Unicorn Ross Pte. Ltd. [member]
Name of subsidiary		Unicorn Ross Pte. Ltd.
Principal activity		Ship Owning and Operating
Country of incorporation		Singapore
Proportion of ownership interest and voting power held by the Group		100.00%	100.00%
Nyathi Limited [Member]
Name of subsidiary		Nyathi Limited
Principal activity		Dormant
Country of incorporation		Isle of Man
Proportion of ownership interest and voting power held by the Group		100.00%	100.00%
Unicorn Caspian Pte. Ltd.[member]
Name of subsidiary		Unicorn Caspian Pte. Ltd.
Principal activity		Ship Owning and Operating
Country of incorporation		Singapore
Proportion of ownership interest and voting power held by the Group		100.00%	100.00%
Unicorn Marmara Pte. Ltd.[member]
Name of subsidiary		Unicorn Marmara Pte. Ltd.
Principal activity		Dormant
Country of incorporation		Singapore
Proportion of ownership interest and voting power held by the Group		100.00%	100.00%
Unicorn Scotia Pte. Ltd. [member]
Name of subsidiary		Unicorn Scotia Pte. Ltd.
Principal activity		Dormant
Country of incorporation		Singapore
Proportion of ownership interest and voting power held by the Group		100.00%	100.00%
Unicorn Malacca Pte. Ltd. [member]
Name of subsidiary		Unicorn Malacca Pte. Ltd.
Principal activity		Dormant
Country of incorporation		Singapore
Proportion of ownership interest and voting power held by the Group		100.00%	100.00%
Unicorn Bulk Carriers Ltd [member]
Name of subsidiary		Unicorn Bulk Carriers Ltd
Principal activity		Dormant
Country of incorporation		British Virgin Islands
Proportion of ownership interest and voting power held by the Group		100.00%	100.00%
Unicorn Tankers International Ltd [member]
Name of subsidiary		Unicorn Tankers International Ltd
Principal activity		Dormant
Country of incorporation		British Virgin Islands
Proportion of ownership interest and voting power held by the Group		100.00%	100.00%
Grindrod Maritime LLC [member]
Name of subsidiary		Grindrod Maritime LLC (formerly known as York Maritime Holdings, V, LLC)
Principal activity		Ship Owning and Operating
Country of incorporation		Marshall Islands
Proportion of ownership interest and voting power held by the Group		100.00%	100.00%
Unicorn Sun Pte Ltd [Member]
Name of subsidiary	[3]	Unicorn Sun Pte. Ltd.
Principal activity	[3]	Ship Owning and Operating
Country of incorporation	[3]	Singapore
Proportion of ownership interest and voting power held by the Group	[3]	100.00%	0.00%
Unicorn Moon Pte Ltd [Member]
Name of subsidiary	[3]	Unicorn Moon Pte. Ltd.
Principal activity	[3]	Ship Owning and Operating
Country of incorporation	[3]	Singapore
Proportion of ownership interest and voting power held by the Group	[3]	100.00%	0.00%
Comshipco Schiffahrts Agentur GmbH [Member]
Name of subsidiary		Comshipco Schiffahrts Agentur GmbH
Principal activity		Ship agents and operators
Country of incorporation		Germany
Proportion of ownership interest and voting power held by the Group		100.00%	100.00%
Unicorn Bunker Services Proprietary Limited [Member]
Name of subsidiary	[4]	Unicorn Bunker Services Proprietary Limited
Principal activity	[4]	Bunker owning and operating
Country of incorporation	[4]	South Africa
Proportion of ownership interest and voting power held by the Group	[4]	0.00%	100.00%
Unicorn Calulo Shipping Services Proprietary Limited [Member]
Name of subsidiary	[5]	Unicorn Calulo Shipping Services Proprietary Limited
Principal activity	[5]	Ship operating
Country of incorporation	[5]	South Africa
Proportion of ownership interest and voting power held by the Group	[5]	0.00%	100.00%

[1]	These companies were incorporated in 2018.
[2]	On 6 April 2018, the Group purchased 49% of the remaining issued shares in the joint venture, IM Shipping Pte. Ltd. (“IM Shipping”). Subsequent to the purchase of these shares, IM Shipping became a wholly-owned subsidiary of the Group (Note 41.2).
[3]	These companies are incorporated in 2018.
[4]	On 1 January 2018, the Group disposed the subsidiary to a related company within Grindrod Limited (Note 39).
[5]	This company was deregistered in 2018.